Business Segment Data - Summary of Selected Business Segment Information (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Cash distributions from MEMP	$ 76	$ 3,002	$ 6,144	$ 26,006	$ 19,263
Other, Adjustments & Eliminations [Member] | MEMP [Member]
Segment Reporting Information [Line Items]
Cash distributions from MEMP	$ 100	$ 3,000	$ 6,100	$ 26,000	$ 19,300